4. STOCKHOLDERS' DEFICIT (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Outstanding, Beginning	294,089,138
Issuances	372,622,233
Exercised	0
Canceled / Expired	0
Outstanding, Ending	666,711,371 [1]	294,089,138
Warrant [Member]
Outstanding, Beginning	294,089,138	4,349,762
Issuances		289,739,376
Exercised		0
Canceled / Expired		0
Outstanding, Ending		294,089,138

[1]	However, please refer to Footnote 10 - CONVERTIBLE DEBT IN DEFAULT in the paragraph: Debt Restructuring for more information regarding our warrants.